Rule 497(e)

File No. 333-146827

Innovator ETFs Trust

(the “Trust”)

Innovator U.S. Equity Accelerated ETF™ – Quarterly

Innovator Growth Accelerated ETF™ – Quarterly

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus
Dated February 28, 2022

September 30, 2022

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the outcome period of approximately three months. The current Outcome Period will end on September 30, 2022. Each Fund will commence a new outcome period that will begin on October 1, 2022 and end on December 31, 2022. An investment in each Fund over the course of the outcome period will be subject to such Fund’s Cap as set forth in the table below.

Fund Name	Ticker	Cap	Investment Objective
Innovator U.S. Equity Accelerated ETF™ – Quarterly	XDSQ	Gross: 12.02% Net: 11.82%*

The Fund seeks to provide investors with returns that are twice those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 12.02% (prior to taking into account management fees and other fees) and 11.82% (after taking into account management fees) while approximately matching SPDR® S&P 500® ETF Trust losses, over the period from October 1, 2022 through December 31, 2022.

Innovator Growth Accelerated ETF™ – Quarterly	XDQQ	Gross: 14.20% Net: 14.00%*

The Fund seeks to provide investors with returns that are twice those of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 14.20% (prior to taking into account management fees and other fees) and 14.00% (after taking into account management fees) while approximately matching Invesco QQQ TrustSM, Series 1 losses, over the period from October 1, 2022 through December 31, 2022.

*Takes into account the Fund’s unitary management fee.

In connection with the onset of the new outcome period, each Fund’s prospectus is amended as set forth below:

1.	The Fund’s investment objective is deleted in its entirety and replaced with the investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to the new outcome period: October 1, 2022 through December 31, 2022.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference